Equity Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Equity Transactions
Equity Transactions

Note 12. Equity Transactions

Convertible Preferred Stock

The Company has 150,000 shares of Preferred Stock issued and outstanding to Allan Marshall, CEO.

250,000 shares of 150,000 preferred stock is convertible into the Company’s common stock at a ratio of 1.8 shares of preferred stock for a single share of the Company’s common stock at the holder’s option, has preferential liquidation rights and the preferred stock shall vote together with the common stock as a single class on all matters to which shareholders of the Company are entitled to vote at the rate of ten votes per share of preferred stock.

On March 12, 2025, Allan Marshall purchased 125,000 shares of Series A preferred stock that is convertible into the Company’s common stock at a ratio of 1 share of preferred stock for a single share of the Company’s common stock at the holder’s option, has preferential liquidation rights and the preferred stock shall vote together with the common stock as a single class on all matters to which shareholders of the Company are entitled to vote at the rate of ten votes per share of preferred stock.

Common Stock

In September of 2023, the Company issued 4,505 shares of common stock for the purchase of the remaining 45% of Cygnet Online, LLC.  The shares were valued at $162,727 or $36.12 per common share.  These shares were held due to a dispute with the seller.

On January 18, 2024, the Company issued 25,081 shares of common stock as repayment of $500,000 of the Company’s long-term debt. The shares were valued at $500,000 or 19.94 per common share.

On March 18, 2024, the Company issued 5,000 shares of common stock as an incentive-restricted stock grant to certain employees. The shares were valued at $85,000 or $17 per common share.

The Company effectuated a reverse stock split, at a rate of 20 to 1, effective at 12:01 am ET, October 3, 2024.  The total issued and outstanding shares of the Company’s common stock, post reverse stock split was 1,040,886.  The Depository Trust Company (“DTC”) has requested an additional 202,183 shares of the Company’s common stock to round up, pursuant to the terms of the reverse stock split, the holdings of DTC’s beneficial holders.  These shares were issued on  October 23, 2024 and on October 30, 2024 we were notified that the shares were returned to the Company’s transfer agent. Although the Company did receive the common stock back after issuance, the potential dilution remains a risk, and is the subject of a complaint filed by the Company in the United States District Court for the District of Nevada with the purpose of eliminating any said risk. The Reverse Stock Split did not modify the relative rights or preferences of the Common Stock.

During the three months ended March 31, 2025, the Company issued 350,000 shares of common stock to two different investors for the repayment of $850,000 of outstanding debt.  The weight average share price for the repayment of debt was approximately $2.21 per common share issued.

Subsequent to March 31, 2025, the Company issued 83,333 shares of common stock shares of common stock as part of incentive-restricted stock grant to certain employees and consultants that vested. The shares were valued at $287,432 or approximately $3.45 per common share.

Subsequent to March 31, 2025, the Company issued 222,000 of restricted stock grants as part of incentive-plan stock grant to certain employees that will vest over time.  None of these have vested and the shares were valued at $506,160 or approximately $2.28 per common share.

Note 12. Equity Transactions

Convertible Preferred Stock

The Company has 25,000 shares of Preferred Stock issued and outstanding to Allan Marshall, CEO. The preferred stock is convertible into the Company’s common stock at a ratio of 1.8 shares of preferred stock for a single share of the Company’s common stock at the holder’s option, has preferential liquidation rights and the preferred stock shall vote together with the common stock as a single class on all matters to which shareholders of the Company are entitled to vote at the rate of ten votes per share of preferred stock.

Common Stock

During the year ended June 30, 2023:

The Company issued 62,370 shares of common stock for the acquisition of E-Core Technologies Inc., a Florida corporation, valued at $6,000,000.

The Company issued 6,700 shares of common stock for prepayment of interest on a note payable.  The shares were valued at $607,020 or $90.60 per common share and recorded as prepaid interest as the shares were issued at that time.

The Company agreed to sell 100,061 shares of common stock for a purchase price of approximately $7,000,000. After deducting the underwriter’s commissions, discounts, and offering expenses payable by the company, the Company expects to receive net proceeds of approximately $6,060,000.  In addition, the Company issued warrants to purchase approximately 8,450 shares of the Company’s common stock at a purchase price of $95.48 per common share.

In September of 2023, the Company issued 4,505 shares of common stock for the purchase of the remaining 45% of Cygnet Online, LLC.  The shares were valued at $162,727 or $36.12 per common share.  These shares were held due to a dispute with the seller.

On January 18, 2024, the Company issued 25,081 shares of common stock as repayment of $500,000 of the Company’s long-term debt. The shares were valued at $500,000 or 19.94 per common share.

On March 18, 2024, the Company issued 5,000 shares of common stock as an incentive-restricted stock grant to certain employees. The shares were valued at $85,000 or $17 per common share.

The Company effectuated a reverse stock split, at a rate of 20 to 1, effective at 12:01 am ET, October 3, 2024.  The total issued and outstanding shares of the Company’s common stock, post reverse stock split was 1,040,886.  The Depository Trust Company (“DTC”) has requested an additional 202,183 shares of the Company’s common stock to round up, pursuant to the terms of the reverse stock split, the holdings of DTC’s beneficial holders.  These shares were issued on  October 23, 2024 and on October 30, 2024 we were notified that the shares were returned to the Company’s transfer agent. Although the Company did receive the common stock back after issuance, the potential dilution remains a risk, and is the subject of a complaint filed by the Company in the United States District Court for the District of Nevada with the purpose of eliminating any said risk. The Reverse Stock Split did not modify the relative rights or preferences of the Common Stock.